Share-based compensation plans (Equity-settled and cash-settled) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expenses under equity settled plans	$ 15,268	$ 11,656
Expenses (recoveries) under cash-settled plans	71,361	37,201
Performance Share Unit Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expenses (recoveries) under cash-settled plans	28,854	13,249
Restricted Share Unit Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expenses under equity settled plans	9,656	6,775
Expenses (recoveries) under cash-settled plans	20,920	13,125
Employee Share Ownership Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expenses under equity settled plans	5,612	4,881
Deferred Share Unit Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expenses (recoveries) under cash-settled plans	19,201	9,221
Phantom Stock Option Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expenses (recoveries) under cash-settled plans	1,017	743
Phantom Restricted Share Unit Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expenses (recoveries) under cash-settled plans	$ 1,369	$ 863